Other assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Asset [Abstract]
Disclosure of detailed information about other assets [Table Text Block]
	December 31,	December 31,
	2024	2023
	$	$
Current

Stream ounces inventory	-	10
Prepaid expenses and deposits	1,612	1,382
	1,612	1,392

Non-current

Deferred financing fees	1,293	1,388
Property and equipment (i)	4,083	5,380
	5,376	6,768

(i) Property and equipment includes right-of-use assets of $3.9 million as at December 31, 2024 ($5.1 million as at December 31, 2023).